Estimates (Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net unrealized gains included in other income (expense)	$ 3
Payments for Repurchase of Preferred Stock and Preference Stock	$ 0	$ 340	$ 0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		$ 19